Statement of Cash Flows - Additional Information (Detail) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Cash Flow Statement [Abstract]
Cash and cash equivalents include cash	kr 18,617	kr 19,622
Cash equivalents	25,309	24,263
Cash and cash equivalents	kr 404	kr 727